Cover	May 08, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Entity File Number	001-42374
Entity Registrant Name	SYNERGY CHC CORP.
Entity Central Index Key	0001562733
Entity Tax Identification Number	99-0379440
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	700 Roosevelt Trail STE 8 #1016
Entity Address, City or Town	N. Windham
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04062
City Area Code	207
Local Phone Number	321-2350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	SNYR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	865 Spring Street
Entity Address, City or Town	Westbrook
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04092